Business combinations and acquisition of non-controlling interests - EI (Details) - EI - BRL (R$) R$ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 28, 2020	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 02, 2020
Business combinations and acquisition of non-controlling interests
Percentage of equity interest to be acquired	100.00%
Agreement to acquire business, aggregate purchase price	R$ 496,034
Cash consideration			R$ 88,000	R$ 200,000	R$ 200,000
Percentage of ownership interest in subsidiary			60.00%
Remaining equity interest to be acquired (as a percent)			40.00%
Estimated value of remaining equity interest to be acquired	R$ 208,150
Acquisition price adjustment		R$ 4,620		4,620
Goodwill recorded on acquisition				219,715	R$ 219,715
Transaction costs				6,510
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs				R$ 6,510